INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary Of Income Tax Expense Benefit
A summary of the income tax (expense) benefit in the statements of earnings (loss) follows:

	2016	2015	2014
	(In Millions)
Income tax (expense) benefit:
Current (expense) benefit	$9	$5	$(3)
Deferred (expense) benefit	24	8	8
Total	$33	$13	$5

Schedule of Components of Income Tax Expense (Benefit)
The sources of the difference and their tax effects are as follows:

	2016	2015	2014
	(In Millions)

Expected income tax (expense) benefit	$31	$11	$4
Dividends received deduction	2	1	1
Other	—	1	—
Income Tax (Expense) Benefit	$33	$13	$5

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred income taxes are as follows:

	December 31, 2016		December 31, 2015
	Assets	Liabilities	Assets	Liabilities
	(In Millions)

Reserves and reinsurance	$112	$—	$97	$—
DAC	—	88	—	93
VOBA	—	—	—	3
Investments	—	11	—	10
Other	13	—	12	—
Total	$125	$99	$109	$106

Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2016	2015	2014
	(In Millions)

Balance, beginning of year	$7	$6	$5
Additions for tax positions of prior years	(3)	1	1
Balance, End of Year	$4	$7	$6